STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net income (loss) for the year	$ 34,894	$ (5,603)	$ (231,953)
Adjustment to reconcile net income (loss) to net cash provided (used) by operating activities:
Foreign exchange (gain) or loss	(10,472)	24,991	(30,642)
Loss on note receivable	0	0	249,110
Imputed interest income	(68,869)	(79,339)	(42,044)
Changes in non-cash working capital items:
Prepaid expenses and deposits	(22)	(885)	(2,939)
Accounts payable and accrued liabilities	0	351	(5,375)
Due to related parties, non-interest bearing [note 5]	53,934	0	0
Net cash provided (used) by operating activities	9,465	(60,485)	(63,843)
INVESTING ACTIVITIES
Proceeds from note receivable	0	147,427	150,000
Net cash provided by investing activities	0	147,427	150,000
Increase in cash and cash equivalents	9,465	86,942	86,157
Cash and cash equivalents, beginning of year	216,506	129,564	43,407
Cash and cash equivalents, end of year	$ 225,971	$ 216,506	$ 129,564